Other Accounts Payable - Schedule of Other Accounts Payable (Details) (10-KT) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued expenses		$ 999	$ 450	$ 851
Employees and payroll accruals		104	90	88
Income tax		154	154	154
Other accounts payable	$ 726	$ 1,257	$ 694	$ 1,093